Trade Payables and Trade Payables - Agreements (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Payables and Trade Payables - Agreements [Line Items]
Revenue from anticipation of payables	R$ 54	R$ 42	R$ 40
Revenue transaction percentage	1.57%	1.21%
Balance payable	R$ 938	R$ 1,459
Advance receivables	6	3	R$ 2
Acquisition of hypermarkets [Member]
Trade Payables and Trade Payables - Agreements [Line Items]
Balance payable	0	892
Bonuses from suppliers [member]
Trade Payables and Trade Payables - Agreements [Line Items]
Bonuses from suppliers	R$ 234	R$ 146